CLASS A ORDINARY SHARES (Tables)	12 Months Ended
Jun. 30, 2024
CLASS A ORDINARY SHARES
Summary of pre-funded warrants activities

		Weighted	Average
		Average	Remaining
	Pre-Funded	Exercise Price	Period
Pre-Funded Warrants	Warrants*	Per Share*	(Years)
Outstanding as of June 30, 2022	—	$—	—
Issued	65,278	0.18	5.50
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2023	65,278	$0.18	5.22
Issued	—	—	—
Forfeited	—	—	—
Exercised	(65,278)	0.18	—
Expired	—	—	—
Outstanding as of June 30, 2024	—	$—	—
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.